Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Currency forward	Interest rate swap	Capital stock (note 13)	Treasury stock (note 13)	Contributed surplus	Deficit	Accumulated other comprehensive income (loss) [1]	Accumulated other comprehensive income (loss) Currency forward [1]	Accumulated other comprehensive income (loss) Interest rate swap [1]
Equity, beginning balance (Previously stated) at Dec. 31, 2016	$ 1,257.8			$ 2,048.2	$ (15.3)	$ 862.6	$ (1,613.0)	$ (24.7)
Capital transactions:
Issuance of capital stock	13.6			30.4		(16.8)
Repurchase of capital stock for cancellation	(19.9)			(30.3)		10.4
Purchase of treasury stock for stock-based plans	(16.7)				(16.7)
Stock-based compensation (SBC) and other	30.1				23.3	6.8
Total comprehensive income:
Net earnings	105.5						105.5
Losses on pension and non-pension post-employment benefit plans	(18.2)						(18.2)
Currency translation differences for foreign operations	0.7							0.7
Changes from derivatives designated as hedges		$ 17.3	$ 0.0						$ 17.3
Equity, ending balance at Dec. 31, 2017	1,370.2			2,048.3	(8.7)	863.0	(1,525.7)	(6.7)
Capital transactions:
Issuance of capital stock	0.4			14.9		(14.5)
Repurchase of capital stock for cancellation	(75.5)			(109.1)		33.6
Purchase of treasury stock for stock-based plans	(22.4)				(22.4)
Stock-based compensation (SBC) and other	35.4				10.9	24.5
Total comprehensive income:
Net earnings	98.9						98.9
Losses on pension and non-pension post-employment benefit plans	(54.9)						(54.9)
Currency translation differences for foreign operations	0.1							0.1
Changes from derivatives designated as hedges		(15.5)	(4.4)						(15.5)	$ (4.4)
Equity, ending balance at Dec. 31, 2018	1,332.3			1,954.1	(20.2)	906.6	(1,481.7)	(26.5)
Capital transactions:
Issuance of capital stock	0.0			10.4		(10.4)
Repurchase of capital stock for cancellation	(67.3)			(132.4)		65.1
Purchase of treasury stock for stock-based plans	(9.2)				(9.2)
Stock-based compensation (SBC) and other	35.9				14.6	21.3
Total comprehensive income:
Net earnings	70.3						70.3
Losses on pension and non-pension post-employment benefit plans	(8.7)						(8.7)
Currency translation differences for foreign operations	(0.2)							(0.2)
Changes from derivatives designated as hedges		$ 10.8	$ (7.7)						$ 10.8	$ (7.7)
Equity, ending balance at Dec. 31, 2019	$ 1,356.2			$ 1,832.1	$ (14.8)	$ 982.6	$ (1,420.1)	$ (23.6)

[1]	Accumulated other comprehensive loss is net of tax. See note 14.